BUSINESS COMBINATION AND OTHER TRANSACTION (Narrative) (Details)					2 Months Ended	12 Months Ended
		Aug. 13, 2025 USD ($) shares	May 19, 2025 $ / shares shares	Feb. 17, 2025 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) Year $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Intangible Assets, Net (Excluding Goodwill)					$ 0	$ 7,405,000	$ 0
Amortization of Intangible Assets						$ 759,000
Warrants volatility percentage						100.00%
Warrants risk-free interest rates						4.10%
Warrants price per shares | $ / shares						$ 2.98
Number of share issued | shares					68,640	68,640
Acquisition of technology in exchange for equity instruments						$ 7,292,000	0	$ 0
Goodwill					$ 0	$ 186,000	0
Minimum [Member]
Business Combination [Line Items]
Expected terms of warrants						5 years
Warrants volatility percentage						75.00%
Maximum [Member]
Business Combination [Line Items]
Expected terms of warrants						5 years 6 months
Warrants volatility percentage						100.00%
LayerBio Inc. [Member]
Business Combination [Line Items]
Number of shares acquired | shares		7,331,378
Percentage of voting interests acquired		51.00%
Purchase price consideration paid		$ 600,000				$ 1,531,000
Bridge loan (settled / offset in purchase price)		50,000
Additional contingent consideration		$ 2,400
Revenues and net loss						(404,000)
Pro forma net loss						4,900,000	$ 14,800,000
Intangible asset - IPR&D	[1]					872,000
Deferred tax liabilities						253,000
Fair value of the noncontrolling interest						931,000
Goodwill						186,000
Acquisition-related costs						$ 135,000
LayerBio Inc. [Member] | Discount Rate [Member]
Business Combination [Line Items]
Measurement input						0.305
LayerBio Inc. [Member] | Volatility [Member]
Business Combination [Line Items]
Measurement input						0.764
LayerBio Inc. [Member] | Risk Free Interest Rate [Member]
Business Combination [Line Items]
Measurement input						0.038
LayerBio Inc. [Member] | Expected Term [Member]
Business Combination [Line Items]
Measurement input | Year						5
Bladeranger Ltd [Member]
Business Combination [Line Items]
Percentage of voting interests acquired				100.00%
Intangible Assets, Net (Excluding Goodwill)						$ 6,533,000
Amortization of Intangible Assets						$ 759,000
Bladeranger Ltd [Member] | Ordinary shares
Business Combination [Line Items]
Number of shares acquired | shares				35,754
Warrants price per shares | $ / shares			$ 0.05
Number of share issued | shares			137,000
Bladeranger Ltd [Member] | Pre-funded warrants [Member]
Business Combination [Line Items]
Number of shares acquired | shares				223,792
Bladeranger Ltd [Member] | Milestone pre-funded warrants [Member]
Business Combination [Line Items]
Number of shares acquired | shares				685,004
Holding issued and outstanding share capital percentage				9.99%
Bladeranger Ltd [Member] | Warrants A to purchase ordinary shares [Member]
Business Combination [Line Items]
Number of shares acquired | shares				1,087,565
Expected terms of warrants				5 years 6 months
Number of warrant exercisable | shares				217,513
Bladeranger Ltd [Member] | Warrants B to purchase ordinary shares [Member]
Business Combination [Line Items]
Number of shares acquired | shares				1,087,565
Share Price | $ / shares				$ 75
Warrants price per shares | $ / shares				$ 32
Number of warrant exercisable | shares				217,513

[1]	The fair value of the IPR&D was estimated by applying the income approach, specifically the Multi Period Excess Earnings method. Acquired IPR&D intangible asset is not amortized; instead, it is subject to an impairment assessment, at least annually and in each reporting period upon the occurrence of indicators of impairment. The valuation incorporated management’s projections regarding development timelines, expected commercialization probability, and estimated future cash flows associated with Layer Bio product candidate. Significant inputs used in the measurement included the projected development costs and operating expenses for the clinical program, probability‑adjusted cash flow assumptions based on the stage of development as of the acquisition date, and a discount rate of 30.5% reflecting the asset‑specific risk profile.Based on these inputs, the fair value of the IPR&D asset recognized in the purchase price allocation was $872.